Organization and Basis of Presentation and Business	12 Months Ended
Dec. 31, 2011
Organization and Basis of Presentation and Business

Note 1. Organization and Basis of Presentation and Business

Organization and basis of presentation

The accompanying consolidated financial statements include the financial statements of AVG Technologies N.V. and its wholly owned subsidiaries (collectively, the “Company,” or “AVG”).

On March 3, 2011, the shareholders of the AVG Technologies N.V. established AVG Holding Coöperatief U.A. (“AVG Coop”), incorporated in the Netherlands. On that date, the shareholders of AVG Technologies N.V. transferred all of their shares in AVG Technologies N.V. to AVG Coop. As a result of this transaction, AVG Coop became the sole shareholder of AVG Technologies N.V. In exchange for the shares in AVG Technologies N.V. transferred to AVG Coop, the members received an interest in AVG Coop equal to the capital contributed. On November 25, 2011, AVG Coop entered into a legal merger with AVG Technologies N.V., the entity ceasing to exist, and AVG Coop was converted into a public company with limited liability and changed its name to AVG Technologies N.V. Upon this conversion, the membership rights held by the members of AVG Coop were converted into the same class and number of shares that were previously transferred by the shareholders of AVG Technologies N.V. to AVG Coop.

AVG Technologies N.V., the entity ceasing to exist, was a limited liability company incorporated in the Netherlands on August 16, 2005 under the name Grisoft International B.V.

Business

The Company is primarily engaged in the development and sale of internet security software and online service solutions branded under the “AVG” name.

As of December 31, 2011, AVG Technologies N.V. was the parent company of the following direct and indirect subsidiaries:

- AVG Technologies USA Inc. – incorporated in Delaware, United States;

- AVG Technologies CZ, s.r.o. – incorporated in the Czech Republic;

- AVG Technologies UK Ltd – incorporated in the United Kingdom;

- AVG Exploit Prevention Labs, Inc. – incorporated in Delaware, United States;

- AVG Technologies GER, GmbH – incorporated in Germany;

- AVG Technologies FRA SAS (renamed from SQUARE, SAS) – incorporated in France;

- AVG Technologies HK, Limited – incorporated in Hong Kong, China;

- AVG (Beijing) Internet Security Technologies Company Limited – incorporated in China;

- AVG Mobile Technologies Ltd (formed January 4, 2011) – incorporated in Israel;

- AVG Netherlands B.V. (formed May 31, 2011) – incorporated in the Netherlands;

- AVG Ecommerce CY Ltd (formed April 13, 2011) – incorporated in Cyprus;

- iMedix Web Technologies Ltd – incorporated in Israel;

- AVG Technologies Holding B.V. (formed August 10, 2011) – incorporated in the Netherlands;

- TuneUp Software GmbH – incorporated in Germany;

- TuneUp Distribution GmbH – incorporated in Germany;

- TuneUp Corporation – incorporated in Florida, United Sates; and

- AVG Distribution Switzerland AG – incorporated in Switzerland.